DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Jan. 31, 2020
DOCUMENT AND ENTITY INFORMATION
Document Type	S-4/A
Entity Registrant Name	BioPharmX Corp
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001504167
Amendment Flag	false